UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 108.9%
Corporate — 2.7%
New York City Industrial Development Agency, Refunding RB, AMT:
Series A, 5.00%, 7/01/28	$930	$986,284
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	1,500	1,604,910
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,400	4,045,082
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	5,013,530
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,732,901

		16,382,707

County/City/Special District/School District — 36.2%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,196,614
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,246,478
Sub-Series A-1, 4.00%, 10/01/34	990	1,061,171
Sub-Series A-1, 5.00%, 10/01/34	1,845	2,173,318
Sub-Series D-1, 5.00%, 10/01/33	8,350	9,747,456
City of New York New York, GO, Refunding:
Series B, 3.00%, 8/01/31	1,700	1,680,688
Series E, 5.00%, 8/01/27	1,070	1,283,679
Series I, 5.00%, 8/01/32	490	581,865
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,401,796
5.00%, 12/01/36	1,150	1,330,665
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,714,348
Erie County Industrial Development Agency, RB, School District of Buffalo Project, Series A:
5.25%, 5/01/31	2,305	2,699,109
5.25%, 5/01/32	1,000	1,164,450
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	750	797,303
(AGC), 5.00%, 2/15/47	4,300	4,596,012
(AGM), 5.00%, 2/15/47	4,580	4,895,287

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (continued)
Hudson New York Yards Infrastructure Corp., RB, Series A (concluded):
(NPFGC), 4.50%, 2/15/47	$17,525	$18,170,095
(NPFGC), 5.00%, 2/15/47	550	587,862
(NPFGC), 5.00%, 2/15/47	3,415	3,630,384
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.70%, 3/01/39 (b)	5,000	1,469,700
CAB, Yankee Stadium (AGC), 4.88%, 3/01/43 (b)	4,330	1,004,387
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	8,800	9,001,872
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,787,467
Yankee Stadium (AGC), 6.38%, 1/01/39	1,000	1,178,040
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,250	2,345,355
Yankee Stadium (NPFGC), 5.00%, 3/01/46	9,650	9,971,634
New York City Transitional Finance Authority, RB:
Building Aid Revenue, Series S-1, 4.00%, 7/15/42	1,385	1,444,998
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,791,766
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,855,300
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,730,085
Future Tax Secured, Series C, 5.00%, 2/01/14 (c)	2,375	2,514,555
Future Tax Secured, Series C, 5.00%, 2/01/33	10,020	10,521,802
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/13 (c)	2,445	2,475,831
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	55	55,665
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,388,050
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	6,220,217
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured Revenue, Series A (NPFGC):
5.00%, 2/01/13 (c)	70	70,131
5.00%, 11/15/26	260	260,970
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,642,725
5.00%, 11/15/35	11,600	12,654,440
5.00%, 11/15/44	14,470	15,691,123

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	$2,570	$2,998,625
4 World Trade Center Project, 5.75%, 11/15/51	3,460	4,079,305
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,900	4,285,320
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	630	669,608
Sales Tax Asset Receivable Corp, Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	9,500	10,316,905
5.00%, 10/15/32	27,200	29,362,944
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,485,136
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	774,286
Town of Huntington New York, GO, Refunding (AMBAC), 5.50%, 4/15/13	455	466,043
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,788,206
6.40%, 4/01/17	555	680,530

		215,941,601

Education — 17.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,164,420
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,725	6,357,326
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,782,641
5.00%, 7/01/35	2,675	2,836,436
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,206,328
New York City Industrial Development Agency, Refunding RB, Nightingale-Bamford School (AMBAC), 5.25%, 1/15/18	1,275	1,286,067

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (continued)
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	$5,500	$6,453,150
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	4,750	5,058,322
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	500	532,455
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,872,695
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,381,985
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,156,030
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,467,756
Fordham University, Series A, 5.00%, 7/01/28	325	379,126
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,811,501
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,211,240
Haverstraw King's Daughters Public Library, 4.00%, 7/01/28	565	611,409
Haverstraw King's Daughters Public Library, 4.00%, 7/01/29	585	630,203
Haverstraw King's Daughters Public Library, 4.00%, 7/01/30	610	654,396
Mount Sinai School of Medicine, 5.13%, 7/01/39	665	735,390
New School (AGM), 5.50%, 7/01/43	4,050	4,631,297
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,251,700
New York University, Series B, 5.00%, 7/01/34	1,000	1,159,850
New York University, Series B, 5.00%, 7/01/37	600	694,026
New York University, Series B, 5.00%, 7/01/42	3,500	3,995,110
New York University, Series C, 5.00%, 7/01/38	2,000	2,208,040
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	913,536

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	$2,035	$2,288,093
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,142,650
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	7,567,109
New York University, Series A, 5.00%, 7/01/37	4,775	5,523,290
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,278,152
Saint John's University, Series A, 5.00%, 7/01/27	430	509,215
State University Educational Facilities, Series A, 5.00%, 5/15/29	1,000	1,194,130
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,259,744
Schenectady County Capital Resource Corp., Refunding RB, Union College:
5.00%, 7/01/32	1,120	1,309,784
4.25%, 7/01/33	865	927,323
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	575,605
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	584,005
5.25%, 7/01/36	860	977,837
Troy Industrial Development Authority, RB, Rensselaer Polytechnic Institute Project, Series E, 5.20%, 4/01/37	2,280	2,544,685

		101,124,057

Health — 9.4%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	284,675
5.50%, 4/01/34	490	557,963
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	4,650	5,386,327
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,487,584

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	$1,500	$1,598,130
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,338,040
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	7,054,450
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	4,925	5,080,335
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	4,056,579
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,298,858
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,374,008
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	1,500	1,559,475
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,750	1,835,085
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	640	713,734
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,500	1,592,715
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	4,000	4,491,000
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	10,565,198
Saint Luke's Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	3,064,401

		56,338,557

Housing — 3.5%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	855	857,556
6.25%, 2/01/31	1,125	1,127,453
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	783,690
Series A-1-A, 5.45%, 11/01/46	1,335	1,385,289

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Housing (concluded)
New York City Housing Development Corp., RB, AMT (concluded):
Series C, 5.00%, 11/01/26	$1,500	$1,564,050
Series C, 5.05%, 11/01/36	2,000	2,072,560
Series H-1, 4.70%, 11/01/40	1,340	1,369,976
Series H-2-A, 5.20%, 11/01/35	840	878,472
Series H-2-A, 5.35%, 5/01/41	600	636,678
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	645	645,774
Series 133, 4.95%, 10/01/21	520	542,376
Series 143, 4.85%, 10/01/27	1,100	1,146,068
Series 143, 4.90%, 10/01/37	872	900,312
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,611,760
New York State HFA, RB, State Philips Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,542,705
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,526,614

		20,591,333

State — 6.6%
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	6,230	7,098,711
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,987,615
Mental Health Services Facilities, Series B, 5.25%, 2/15/14 (c)	1,570	1,666,304
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,388,701
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	6,928,221
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	597,823
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,729,800
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,916,681
New York State Urban Development Corp., RB, State Personal Income Tax:
Series A, 3.50%, 3/15/28	1,500	1,597,455
Series C-1 (NPFGC), 5.00%, 3/15/13 (c)	3,000	3,053,550

	Par (000)	Value
Municipal Bonds
New York (continued)
State (concluded)
New York State Urban Development Corp., RB, State Personal Income Tax (concluded):
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14 (c)	$5,000	$5,323,950

		39,288,811

Tobacco — 1.2%
Tobacco Settlement Financing Corp. New York, RB:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,138,400
Series B-1C, 5.50%, 6/01/22	1,900	1,954,454

		7,092,854

Transportation — 22.6%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	4,090,656
Transportation, Series A, 5.00%, 11/15/27	1,000	1,170,250
Transportation, Series D, 5.25%, 11/15/41	4,000	4,571,680
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,500	1,695,165
Series F, 5.00%, 11/15/30	1,580	1,841,711
Transportation, Series D, 5.25%, 11/15/29	1,000	1,161,970
Transportation, Series F (NPFGC), 5.25%, 11/15/27	6,235	6,247,034
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated:
5.00%, 12/15/41	6,000	6,802,680
5.25%, 12/15/43	3,500	4,024,790
New York State Thruway Authority, Refunding RB:
Series F (AMBAC), 5.00%, 1/01/30	6,000	6,504,960
Series G (AGM), 4.75%, 1/01/29	7,250	7,903,370
Series G (AGM), 4.75%, 1/01/30	9,000	9,811,080
Series G (AGM), 5.00%, 1/01/30	2,000	2,206,620
Series G (AGM), 5.00%, 1/01/32	1,030	1,136,409
Series I, 5.00%, 1/01/37	3,500	3,988,005
Series I, 4.13%, 1/01/42	1,850	1,931,067
Series I, 5.00%, 1/01/42	2,250	2,554,155
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,099,386

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Transportation (concluded)
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	$2,705	$2,737,081
Port Authority of New York & New Jersey, RB:
124th Series AMT (NPFGC), 5.00%, 8/01/36	500	501,505
163rd Series, 5.00%, 7/15/35	2,500	2,875,000
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 6.25%, 12/01/13	4,425	4,537,882
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 6.25%, 12/01/14	7,380	7,702,432
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 5.75%, 12/01/22	10,160	10,163,353
JFK International Air Terminal, Special Project, Series 6 AMT (NPFGC), 5.75%, 12/01/25	3,500	3,500,805
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,265,260
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,053,857
Triborough Bridge & Tunnel Authority, Refunding RB:
Series B, 5.00%, 11/15/31	495	595,005
Series B, 4.00%, 11/15/32	500	543,510
Series C, 5.00%, 11/15/38	2,000	2,339,620
Series E (NPFGC), 5.25%, 11/15/23	1,500	1,505,865
Series E (NPFGC), 5.00%, 11/15/32	19,675	19,738,354

		134,800,517

Utilities — 9.7%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	1,175	1,212,964
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	3,775	4,250,272
Series A (AMBAC), 5.00%, 9/01/29	7,000	7,453,530
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,801,215
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,272,600
Series A (AGC), 5.75%, 4/01/39	1,015	1,211,606

	Par (000)	Value
Municipal Bonds
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	$2,000	$2,242,580
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,162,700
Second General Resolution, Series FF, 5.00%, 6/15/31	1,500	1,744,050
Series D (AGM), 5.00%, 6/15/37	9,000	9,828,720
Series DD, 5.00%, 6/15/32	6,750	7,756,155
Series DD (AGM), 4.50%, 6/15/39	1,000	1,057,400
Series FF, 4.00%, 6/15/45	1,975	2,055,027
Series FF, 5.00%, 6/15/45	2,100	2,401,497
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water:
5.00%, 6/15/36	2,100	2,479,890
Series B, 5.00%, 6/15/33	1,040	1,206,369
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	4,920	5,719,303

		57,855,878

Total Municipal Bonds in New York		649,416,315

Guam — 1.0%
Transportation — 0.7%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,244,099
5.25%, 10/01/22	2,050	2,053,424

		4,297,523

Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,470,873

Total Municipal Bonds in Guam		5,768,396

Puerto Rico — 10.7%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,500	3,811,430

State — 6.6%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	2,000	2,199,080

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
State (concluded)
Commonwealth of Puerto Rico, GO, Refunding (NPFGC) (concluded):
Sub-Series C-7, 6.00%, 7/01/27	$1,400	$1,530,242
Sub-Series C-7, 6.00%, 7/01/28	4,775	5,206,612
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.43%, 7/01/35	3,900	928,668
(AMBAC), 6.66%, 7/01/43	8,000	1,072,240
(NPFGC), 6.08%, 7/01/31	22,030	7,201,607
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	3,107,612
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	2,000	2,113,740
5.75%, 8/01/37	7,150	7,896,674
(AGM), 5.00%, 8/01/40	2,100	2,252,754
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.58%, 8/01/41 (b)	12,800	2,628,480
CAB, Series A (NPFGC), 5.62%, 8/01/43 (b)	4,000	727,760
Senior Series C, 5.25%, 8/01/40	2,035	2,233,718

		39,099,187

Transportation — 2.9%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	6,275	7,524,353
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA-1, 4.95%, 7/01/26	3,660	3,956,423
Series CC, 5.50%, 7/01/29	2,500	2,993,525
Series CC, 5.50%, 7/01/31	2,500	2,964,175

		17,438,476

Utilities — 0.6%
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,052,160
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	2,245	2,389,151

		3,441,311

Total Municipal Bonds in Puerto Rico		63,790,404

Total Municipal Bonds – 120.6%		718,975,115

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 36.7%
County/City/Special District/School District — 11.3%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	$6,750	$7,217,640
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	14,400	17,767,296
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,810,410
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	20,000	21,818,000
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,201,400
7 World Trade Center Project, 4.00%, 9/15/35	2,490	2,576,577
7 World Trade Center Project, 5.00%, 9/15/40	3,645	4,144,037
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,943,380

		67,478,740

Education — 3.6%
New York State Dormitory Authority, RB, Series A:
New York University, 5.00%, 7/01/38	6,498	7,174,277
New York University (AMBAC), 5.00%, 7/01/37	5,707	6,279,221
State University Dormitory Facilities, 5.00%, 7/01/35	5,198	6,020,095
New York State Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,480	1,706,588

		21,180,181

State — 2.8%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,735,413
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,297	6,863,249

		16,598,662

Transportation — 14.9%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	9,739	11,498,806
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,431,410

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 6

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York (concluded)
Transportation (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	$18,000	$20,698,458
New York State Thruway Authority, Refunding RB:
Series A, 5.00%, 3/15/31	3,940	4,674,495
Series G (AGM), 5.00%, 1/01/32	16,000	17,652,960
Series H (AGM), 5.00%, 1/01/37	10,000	11,125,400
Port Authority of New York & New Jersey, RB, AMT, Consolidated:
37th Series (AGM), 5.13%, 7/15/30	2,500	2,670,475
169th Series, 5.00%, 10/15/25	7,990	9,311,763
169th Series, 5.00%, 10/15/26	6,000	6,961,740

		89,025,507

Utilities — 4.1%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,923,741
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Fiscal 2012, Series B, 5.00%, 6/15/44	3,991	4,542,044
Series HH, 5.00%, 6/15/32	9,900	11,590,920
Series FF-2, 5.50%, 6/15/40	2,759	3,306,653

		24,363,358

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 36.7%		218,646,448

Total Long-Term Investments (Cost – $863,621,540) – 157.3%		937,621,563

	Shares	Value
Short-Term Securities

BIF New York Municipal Money Fund, 0.00% (f)(g)	2,671,037	$2,671,037

Total Short-Term Securities (Cost – $2,671,037) – 0.5%		2,671,037

Total Investments (Cost - $866,292,577*) – 157.8%		940,292,600
Other Assets Less Liabilities – 1.9%		11,029,847
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (18.1)%		(107,592,828)
VRDP Shares, at Liquidation Value – (41.6)%		(247,700,000)

Net Assets Applicable to Common Shares – 100.0%		$596,029,619

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$759,991,417
Gross unrealized appreciation	$77,311,601
Gross unrealized depreciation	(4,535,379)

Net unrealized appreciation	$72,776,222

(a)	Variable rate security. Rate shown as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	All of a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $7,200,000.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF New York Municipal Money Fund	10,257,884	(7,586,847)	2,671,037	$—

(g)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 7

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage Association
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$937,621,563	—	$937,621,563
Short-Term Securities	$2,671,037	—	—	2,671,037
Total	$2,671,037	$937,621,563	—	$940,292,600

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(107,524,961)	—	$(107,524,961)
VRDP Shares	—	(247,700,000)	—	(247,700,000)
Total	—	$(355,224,961)	—	$(355,224,961)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2012 8

Item 2 –  Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2012